American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Income Fund
January 31, 2020

AC Alternatives Income - Schedule of Investments
JANUARY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES — 18.1%
AmeriCredit Automobile Receivables, Series 2015-4, Class D, 3.72%, 12/8/21	80,000	80,382
Avant Loans Funding Trust, Series 2017-B, Class C, 4.99%, 11/15/23(1)	252,048	252,246
Avant Loans Funding Trust, Series 2018-B, Class A SEQ, 3.42%, 1/18/22(1)	139,029	139,293
Avant Loans Funding Trust, Series 2019-A, Class B, 3.80%, 12/15/22(1)	1,000,000	1,012,062
Avant Loans Funding Trust, Series 2019-B, Class B, 3.15%, 10/15/26(1)	750,000	755,343
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A SEQ, 2.36%, 3/20/26(1)	1,000,000	1,016,554
Bear Stearns Asset Backed Securities Trust, Series 2007-2, Class A2, VRN, 1.98%, (1-month LIBOR plus 0.32%), 1/25/47	23,429	23,690
CAL Funding II Ltd., Series 2012-1A, Class A SEQ, 3.47%, 10/25/27(1)	485,375	486,648
CAL Funding II Ltd., Series 2013-1A, Class A SEQ, 3.35%, 3/27/28(1)	145,667	145,940
CarMax Auto Owner Trust, Series 2017-4, Class A4 SEQ, 2.33%, 5/15/23	500,000	505,248
CarMax Auto Owner Trust, Series 2018-2, Class D, 3.99%, 4/15/25	750,000	779,366
Carmax Auto Owner Trust, Series 2018-4, Class D, 4.15%, 4/15/25	1,000,000	1,050,080
CFG Investments Ltd., Series 2019-1, Class A SEQ, 5.56%, 8/15/29(1)	636,364	640,895
CFG Investments Ltd., Series 2019-1, Class B, 7.62%, 8/15/29(1)	1,000,000	1,025,157
Chesapeake Funding II LLC, Series 2018-1A, Class D, 3.92%, 4/15/30(1)	800,000	821,517
CLI Funding V LLC, Series 2013-2A, SEQ, 3.22%, 6/18/28(1)	189,332	190,325
CLI Funding V LLC, Series 2014-1A, Class A SEQ, 3.29%, 6/18/29(1)	633,995	639,401
CLI Funding V LLC, Series 2014-2A, Class A SEQ, 3.38%, 10/18/29(1)	260,138	262,067
Coinstar Funding LLC, Series 2017-1A, Class A2 SEQ, 5.22%, 4/25/47(1)	486,250	504,312
Conn's Receivables Funding LLC, Series 2018-A, Class A SEQ, 3.25%, 1/15/23(1)	77,811	78,123
Conn's Receivables Funding LLC, Series 2018-A, Class B, 4.65%, 1/15/23(1)	236,631	238,004
Conn's Receivables Funding LLC, Series 2019-A, Class A SEQ, 3.40%, 10/16/23(1)	299,535	301,111
Conn's Receivables Funding LLC, Series 2019-B, Class A SEQ, 2.66%, 6/17/24(1)	670,497	672,568
CPS Auto Receivables Trust, Series 2015-C, Class D SEQ, 4.63%, 8/16/21(1)	150,237	151,400
CPS Auto Trust, Series 2016-D, Class D SEQ, 4.53%, 1/17/23(1)	750,000	762,171
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class C, 3.77%, 6/15/27(1)	1,000,000	1,027,341
Credit Suisse ABS Trust, Series 2018-LD1, Class B, 4.28%, 7/25/24(1)	543,063	544,538
Credit Suisse ABS Trust, Series 2018-LD1, Class C, 5.17%, 7/25/24(1)	600,000	610,688
Cronos Containers Program I Ltd., Series 2013-1A, Class A SEQ, 3.08%, 4/18/28(1)	411,125	412,636
Drive Auto Receivables Trust, Series 2017-2, Class D, 3.49%, 9/15/23	1,000,000	1,008,511
DT Auto Owner Trust, Series 2016-3A, Class D, 4.52%, 6/15/23(1)	237,294	238,195
DT Auto Owner Trust, Series 2017-2A, Class D, 3.89%, 1/15/23(1)	679,510	685,172
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/24(1)	1,000,000	1,028,030
DT Auto Owner Trust, Series 2018-3A, Class B, 3.56%, 9/15/22(1)	500,000	505,121
Exeter Automobile Receivables Trust, Series 2015-3A, Class D, 6.55%, 10/17/22(1)	600,000	603,794
Exeter Automobile Receivables Trust, Series 2016-2A, Class D, 8.25%, 4/17/23(1)	1,000,000	1,040,910
Exeter Automobile Receivables Trust, Series 2016-3A, Class D, 6.40%, 7/17/23(1)	350,000	365,731
Freed Abs Trust, Series 2018-2, Class A SEQ, 3.99%, 10/20/25(1)	203,568	205,065
Global SC Finance II SRL, Series 2013-1A, Class A SEQ, 2.98%, 4/17/28(1)	113,750	114,112
Global SC Finance II SRL, Series 2014-1A, Class A2 SEQ, 3.09%, 7/17/29(1)	627,750	631,551
HERO Funding Trust, Series 2016-4A, Class A2 SEQ, 4.29%, 9/20/47(1)	437,917	466,453
HERO Funding Trust, Series 2017-2A, Class A2 SEQ, 4.07%, 9/20/48(1)	288,728	300,567
Hertz Fleet Lease Funding LP, Series 2018-1, Class A1, VRN, 2.22%, (1-month LIBOR plus 0.50%), 5/10/32(1)	758,299	759,382

Hertz Vehicle Financing II LP, Series 2016-2A, Class C, 4.99%, 3/25/22(1)	370,000	379,158
Hertz Vehicle Financing II LP, Series 2017-2A, Class B, 4.20%, 10/25/23(1)	1,475,000	1,546,871
Invitation Homes Trust, Series 2018-SFR2, Class D, VRN, 3.13%, (1-month LIBOR plus 1.45%), 6/17/37(1)	1,000,000	1,001,512
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 2.82%, (1-month LIBOR plus 1.15%), 7/17/37(1)	185,000	185,511
Invitation Homes Trust, Series 2018-SFR3, Class C, VRN, 2.97%, (1-month LIBOR plus 1.30%), 7/17/37(1)	370,000	371,315
Kabbage Funding LLC, Series 2019-1, Class A SEQ, 3.83%, 3/15/24(1)	2,000,000	2,030,317
Kabbage Funding LLC, Series 2019-1, Class C, 4.61%, 3/15/24(1)	635,571	641,931
Marlette Funding Trust, Series 2017-2A, Class C, 4.58%, 7/15/24(1)	920,650	923,193
Marlette Funding Trust, Series 2017-3A, Class B, 3.01%, 12/15/24(1)	214,777	214,897
Marlette Funding Trust, Series 2017-3A, Class C, 4.01%, 12/15/24(1)	500,000	503,686
Marlette Funding Trust, Series 2018-2A, Class C, 4.37%, 7/17/28(1)	850,000	867,598
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(1)	577,421	577,664
New Residential Mortgage LLC, Series 2018-FNT1, Class E, 4.89%, 5/25/23(1)	713,265	716,508
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class D, 4.40%, 1/14/28(1)	1,000,000	1,038,529
OneMain Financial Issuance Trust, Series 2016-3A, Class A SEQ, 3.83%, 6/18/31(1)	475,000	488,902
OneMain Financial Issuance Trust, Series 2017-1A, Class D, 4.52%, 9/14/32(1)	2,500,000	2,539,447
Progress Residential Trust, Series 2018-SFR3, Class E, 4.87%, 10/17/35(1)	1,700,000	1,768,911
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class B, 3.02%, 6/20/32(1)	484,145	484,437
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(1)	867,636	894,686
Sofi Consumer Loan Program Trust, Series 2018-2, Class B, 3.79%, 4/26/27(1)	650,000	663,147
TAL Advantage V LLC, Series 2014-1A, Class A SEQ, 3.51%, 2/22/39(1)	320,542	321,700
TAL Advantage V LLC, Series 2014-3A, Class A SEQ, 3.27%, 11/21/39(1)	145,000	145,479
Triton Container Finance IV LLC, Series 2017-2A, Class A SEQ, 3.62%, 8/20/42(1)	776,483	786,250
United Auto Credit Securitization Trust, Series 2018-2, Class D, 4.26%, 5/10/23(1)	1,000,000	1,018,010
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2 SEQ, 4.07%, 2/16/43(1)	1,471,250	1,533,843
Vertical Bridge CC LLC, Series 2016-2A, Class A SEQ, 5.19%, 10/15/46(1)	964,371	991,058
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84%, 7/15/24(1)	1,000,000	1,014,927
Westlake Automobile Receivables Trust, Series 2019-3A, Class C, 2.49%, 10/15/24(1)	750,000	758,801
TOTAL ASSET-BACKED SECURITIES (Cost $46,885,905)		47,489,988
CORPORATE BONDS — 17.3%
Aerospace and Defense — 0.2%
Spirit AeroSystems, Inc., 4.60%, 6/15/28(2)	500,000	520,971
Airlines — 0.8%
Azul Investments LLP, 5.875%, 10/26/24(2)	750,000	784,061
Virgin Australia Holdings Ltd., 7.875%, 10/15/21(1)(2)	500,000	519,575
Virgin Australia Holdings Ltd., 8.125%, 11/15/24(1)(2)	700,000	683,375
		1,987,011
Auto Components — 0.6%
American Axle & Manufacturing, Inc., 6.625%, 10/15/22(2)	233,000	236,568
Cooper-Standard Automotive, Inc., 5.625%, 11/15/26(1)(2)	1,000,000	929,847
Tenneco, Inc., 5.00%, 7/15/26(2)	500,000	459,988
		1,626,403
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 5.11%, 5/3/29(2)	400,000	420,472
Capital Markets — 0.6%
Compass Group Diversified Holdings LLC, 8.00%, 5/1/26(1)(2)	300,000	327,479
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24(2)	500,000	520,208
FS Energy & Power Fund, 7.50%, 8/15/23(1)(2)	600,000	619,263
		1,466,950

Chemicals — 0.7%
FXI Holdings, Inc., 7.875%, 11/1/24(1)(2)		700,000	666,743
Neon Holdings, Inc., 10.125%, 4/1/26(1)(2)		500,000	503,686
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(1)(2)		700,000	680,994
			1,851,423
Commercial Services and Supplies — 0.7%
Allied Universal HoldCo LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)		200,000	213,000
Cimpress PLC, 7.00%, 6/15/26(1)(2)		500,000	529,826
LSC Communications, Inc., 8.75%, 10/15/23(1)(2)		2,000,000	1,090,830
			1,833,656
Communications Equipment — 0.5%
CommScope Technologies LLC, 6.00%, 6/15/25(1)(2)		500,000	478,440
Plantronics, Inc., 5.50%, 5/31/23(1)(2)		1,000,000	967,510
			1,445,950
Construction and Engineering — 0.1%
Promontoria Holding 264 BV, 6.75%, 8/15/23(2)	EUR	400,000	406,515
Diversified Financial Services — 0.4%
Jefferies Finance LLC / JFIN Co-Issuer Corp., 6.25%, 6/3/26(1)(2)		$1,000,000	1,054,873
Diversified Telecommunication Services — 1.1%
Embarq Corp., 8.00%, 6/1/36(2)		1,000,000	1,113,225
Frontier Communications Corp., 8.00%, 4/1/27(1)(2)		750,000	784,238
Intelsat Jackson Holdings SA, 5.50%, 8/1/23(2)		400,000	327,834
Oi SA, 10.00% Cash or 8.00% Cash plus 4.00% PIK, 7/27/25 (Acquired 7/31/19 - 8/22/19, Cost $552,217)(2)(3)(4)		600,000	581,001
			2,806,298
Electric Utilities — 0.6%
Pacific Gas & Electric Co., 4.25%, 5/15/21(2)(5)(6)		1,500,000	1,594,350
Energy Equipment and Services — 0.2%
Transocean, Inc., 8.00%, 2/1/27(1)(2)		475,000	442,724
Equity Real Estate Investment Trusts (REITs) — 1.1%
ESH Hospitality, Inc., 4.625%, 10/1/27(1)(2)		500,000	503,425
GEO Group, Inc. (The), 5.875%, 1/15/22(2)		1,490,000	1,475,565
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.00%, 4/15/23(1)		500,000	480,000
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)(7)		500,000	508,437
			2,967,427
Food and Staples Retailing — 0.3%
Rite Aid Corp., 6.125%, 4/1/23(1)		850,000	777,750
Food Products — 0.4%
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., 8.50%, 12/15/22(1)(2)		1,000,000	1,020,312
Hotels, Restaurants and Leisure — 0.8%
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 2/15/23(1)(2)		350,000	364,835
MGM China Holdings Ltd., 5.875%, 5/15/26(1)		400,000	414,749
Safari Verwaltungs GmbH, 5.375%, 11/30/22(2)	EUR	350,000	330,913
Station Casinos LLC, 5.00%, 10/1/25(1)(2)		$500,000	512,975
Station Casinos LLC, 4.50%, 2/15/28(1)(7)		500,000	500,480
			2,123,952
Internet and Direct Marketing Retail — 0.1%
GrubHub Holdings, Inc., 5.50%, 7/1/27(1)(2)		200,000	195,620
Machinery — 0.3%
Navistar International Corp., 6.625%, 11/1/25(1)		400,000	420,334

Wabash National Corp., 5.50%, 10/1/25(1)(2)		469,000	465,677
			886,011
Media — 1.2%
Altice Financing SA, 5.00%, 1/15/28(1)(2)		500,000	492,005
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)(2)		336,000	346,072
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26(1)(2)		500,000	526,562
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.375%, 8/15/26(1)(2)		500,000	498,988
Diamond Sports Group LLC / Diamond Sports Finance Co., 6.625%, 8/15/27(1)(2)		580,000	543,373
Urban One, Inc., 7.375%, 4/15/22(1)(2)		750,000	750,234
			3,157,234
Metals and Mining — 0.6%
First Quantum Minerals Ltd., 7.25%, 4/1/23(1)(2)		300,000	297,813
First Quantum Minerals Ltd., 7.50%, 4/1/25(1)(2)		300,000	296,125
Kaiser Aluminum Corp., 4.625%, 3/1/28(1)(2)		500,000	510,925
Petra Diamonds US Treasury plc, 7.25%, 5/1/22(2)		800,000	489,995
			1,594,858
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 2/1/27(1)		500,000	499,375
Oil, Gas and Consumable Fuels — 2.1%
Energy Ventures Gom LLC / EnVen Finance Corp., 11.00%, 2/15/23(1)(2)		1,400,000	1,407,581
Genesis Energy LP / Genesis Energy Finance Corp., 6.50%, 10/1/25(2)		1,000,000	982,490
Hess Midstream Operations LP, 5.125%, 6/15/28(1)(2)		500,000	518,125
Laredo Petroleum, Inc., 9.50%, 1/15/25(2)		430,000	391,837
Laredo Petroleum, Inc., 10.125%, 1/15/28(2)		170,000	152,125
Peabody Energy Corp., 6.00%, 3/31/22(1)(2)		450,000	418,500
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)(2)		1,000,000	962,490
Talos Production LLC / Talos Production Finance, Inc., 11.00%, 4/3/22(2)		400,000	415,125
Tullow Oil plc, 6.25%, 4/15/22(2)		300,000	272,925
			5,521,198
Pharmaceuticals — 0.1%
Bausch Health Cos., Inc., 5.00%, 1/30/28(1)(2)		300,000	304,500
Real Estate Management and Development — 0.5%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25(1)(2)		400,000	414,996
Realogy Group LLC / Realogy Co-Issuer Corp., 9.375%, 4/1/27(1)(2)		833,000	866,216
			1,281,212
Road and Rail — 0.4%
Algeco Global Finance plc, 8.00%, 2/15/23(1)(2)		350,000	349,996
XPO CNW, Inc., 6.70%, 5/1/34(2)		557,000	596,392
			946,388
Software — 0.1%
PTC, Inc., 4.00%, 2/15/28(1)(7)		200,000	202,500
Specialty Retail — 0.9%
eG Global Finance plc, 6.75%, 2/7/25(1)(2)		750,000	760,939
Guitar Center, Inc., 9.50%, 10/15/21(1)(2)		800,000	792,200
Hema Bondco I BV, VRN, 6.25%, (3-month EURIBOR plus 6.25%), 7/15/22(2)	EUR	300,000	264,059
Superior Plus LP / Superior General Partner, Inc., 7.00%, 7/15/26(1)(2)		$590,000	637,408
			2,454,606
Thrifts and Mortgage Finance — 0.6%
Freedom Mortgage Corp., 10.75%, 4/1/24(1)(2)		1,000,000	1,047,000

Freedom Mortgage Corp., 8.125%, 11/15/24(1)(2)	600,000	598,749
		1,645,749
Transportation Infrastructure — 0.1%
Global Liman Isletmeleri, 8.125%, 11/14/21(2)	300,000	297,166
Wireless Telecommunication Services — 0.8%
Digicel International Finance Ltd. / Digicel Holdings Bermuda Ltd., 8.75%, 5/25/24(1)(2)	1,000,000	995,415
Sprint Communications, Inc., 6.00%, 11/15/22	500,000	517,140
Ypso Finance Bis SA, 6.00%, 2/15/28(1)(7)	500,000	495,625
		2,008,180
TOTAL CORPORATE BONDS (Cost $45,479,986)		45,341,634
COMMON STOCKS — 16.4%
Aerospace and Defense — 0.2%
Lockheed Martin Corp.	1,036	443,532
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., Class B	6,942	718,636
Airlines — 0.2%
Delta Air Lines, Inc.	7,338	409,020
Automobiles — 0.1%
General Motors Co.	9,835	328,391
Biotechnology — 0.2%
Amgen, Inc.	2,609	563,674
Containers and Packaging — 0.4%
Sonoco Products Co.	17,564	1,003,607
Distributors — 0.4%
Genuine Parts Co.	9,891	925,501
Diversified Consumer Services — 0.3%
H&R Block, Inc.	32,317	749,754
Electric Utilities — 0.1%
Alliant Energy Corp.	3,855	228,833
Equity Real Estate Investment Trusts (REITs) — 5.7%
Automotive Properties Real Estate Investment Trust	50,512	474,051
Befimmo SA	4,786	294,097
Carmila SA	21,697	425,872
Centuria Industrial REIT	207,040	503,268
Crown Castle International Corp.	3,202	479,788
CT Real Estate Investment Trust	36,679	447,055
CubeSmart	8,875	281,071
Dream Industrial Real Estate Investment Trust	49,256	520,326
Fortune Real Estate Investment Trust	269,000	306,238
Healthcare Trust of America, Inc., Class A	15,170	485,895
Healthpeak Properties, Inc.	14,077	506,631
Highwoods Properties, Inc.	9,573	479,703
ICADE	3,694	412,708
Invesco Office J-Reit, Inc.	1,306	277,721
Invincible Investment Corp.	580	293,412
Keppel DC REIT	296,817	491,126
Klepierre SA	12,541	427,110
Land Securities Group plc	30,874	380,506
Medical Properties Trust, Inc.	23,125	512,219

MGM Growth Properties LLC, Class A	18,249	582,873
National Storage REIT	396,706	566,176
Northview Apartment Real Estate Investment Trust	25,548	592,851
NSI NV	9,304	507,676
Park Hotels & Resorts, Inc.	13,128	288,028
SL Green Realty Corp.	5,305	488,272
Spirit Realty Capital, Inc.	9,904	522,733
STAG Industrial, Inc.	15,858	511,262
Star Asia Investment Corp.	290	306,978
Sunlight Real Estate Investment Trust	477,500	304,062
Urban Edge Properties	22,424	412,377
VEREIT, Inc.	42,802	417,748
VICI Properties, Inc.	18,196	487,653
Viva Energy REIT	230,595	422,983
Weingarten Realty Investors	15,644	455,240
		14,865,709
Food Products — 1.0%
Flowers Foods, Inc.	64,591	1,390,644
J.M. Smucker Co. (The)	12,762	1,322,271
		2,712,915
Gas Utilities — 0.4%
National Fuel Gas Co.	10,573	456,648
New Jersey Resources Corp.	4,699	194,163
Southwest Gas Holdings, Inc.	2,374	179,261
UGI Corp.	4,192	174,345
		1,004,417
Hotels, Restaurants and Leisure — 0.5%
Carnival Corp.	23,556	1,025,393
Darden Restaurants, Inc.	3,115	362,679
		1,388,072
Household Durables — 0.1%
Garmin Ltd.	4,057	393,326
IT Services — 1.1%
International Business Machines Corp.	10,458	1,503,128
Western Union Co. (The)	55,905	1,503,845
		3,006,973
Machinery — 0.6%
Cummins, Inc.	2,233	357,213
PACCAR, Inc.	15,676	1,163,316
		1,520,529
Media — 0.7%
Interpublic Group of Cos., Inc. (The)	65,243	1,481,016
Pacifico, Inc.	883	2,925
ViacomCBS, Inc., Class B	12,770	435,840
		1,919,781
Metals and Mining — 0.6%
Constellium SE(2)(5)	21,400	243,104
Nucor Corp.	6,304	299,377
Southern Copper Corp.	28,184	1,061,973
		1,604,454

Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Granite Point Mortgage Trust, Inc.		33,755	617,379
MFA Financial, Inc.		59,938	467,516
Starwood Property Trust, Inc.		29,737	763,052
TPG RE Finance Trust, Inc.		32,440	664,047
			2,511,994
Multi-Utilities — 0.6%
Consolidated Edison, Inc.		6,541	614,854
Dominion Energy, Inc.		7,437	637,723
Public Service Enterprise Group, Inc.		3,262	193,110
			1,445,687
Oil, Gas and Consumable Fuels — 0.1%
Phillips 66		4,260	389,236
Pharmaceuticals — 0.9%
Bristol-Myers Squibb Co.		9,919	624,401
Johnson & Johnson		12,207	1,817,256
			2,441,657
Real Estate Management and Development — 0.3%
Cibus Nordic Real Estate AB		12,826	203,044
LEG Immobilien AG		1,976	244,094
Sun Hung Kai Properties Ltd.		26,000	360,394
			807,532
Specialty Retail — 0.1%
Penske Automotive Group, Inc.		7,191	337,761
Textiles, Apparel and Luxury Goods — 0.1%
Tapestry, Inc.		13,193	339,984
Trading Companies and Distributors — 0.4%
MSC Industrial Direct Co., Inc., Class A		15,731	1,070,809
TOTAL COMMON STOCKS (Cost $40,288,808)			43,131,784
BANK LOAN OBLIGATIONS(8) — 13.7%
Aerospace and Defense — 0.5%
TransDigm, Inc., 2020 Term Loan E, 5/30/25(9)		1,333,333	1,334,587
Airlines — 0.2%
LifeMiles Ltd., Term Loan B, 7.15%, (1-month LIBOR plus 5.50%), 8/18/22		624,898	628,022
Auto Components — 0.2%
Truck Hero, Inc., 1st Lien Term Loan, 5.40%, (1-month LIBOR plus 3.75%), 4/22/24		494,924	491,316
Automobiles — 0.3%
Thor Industries, Inc., EUR Term Loan B, 4.00%, (1-month EURIBOR plus 4.00%), 2/1/26	EUR	682,060	761,166
Thor Industries, Inc., USD Term Loan B, 5.44%, (1-month LIBOR plus 3.75%), 2/1/26		$163,120	163,631
			924,797
Beverages — 0.4%
Sunshine Investments B.V., USD Term Loan B3, 5.16%, (3-month LIBOR plus 3.25%), 3/28/25		1,000,000	1,001,250
Capital Markets — 0.8%
Jane Street Group, LLC, 2020 Term Loan, 1/31/25(9)		994,962	996,987
Jefferies Finance LLC, 2019 Term Loan, 4.94%, (1-month LIBOR plus 3.25%), 6/3/26		995,000	995,308
			1,992,295
Commercial Services and Supplies — 0.6%
Constellis Holdings, LLC, 2017 1st Lien Term Loan, 4/21/24(5)(6)		295,172	73,350
Constellis Holdings, LLC, 2017 1st Lien Term Loan, 4/21/24(5)(6)		757	188

Robertshaw US Holding Corp, 2018 1st Lien Term Loan, 4.94%, (1-month LIBOR plus 3.25%), 2/28/25		498,731	465,067
Spin Holdco Inc., 2017 Term Loan B, 5.09%, (3-month LIBOR plus 3.25%), 11/14/22		497,449	497,270
West Corporation, 2018 Term Loan B1, 10/10/24(9)		500,000	423,302
			1,459,177
Construction and Engineering — 0.3%
PowerTeam Services, LLC, 2018 1st Lien Term Loan, 5.19%, (3-month LIBOR plus 3.25%), 3/6/25		1,000,000	923,750
Diversified Consumer Services — 0.3%
KUEHG Corp., 2018 Incremental Term Loan, 5.69%, (3-month LIBOR plus 3.75%), 2/21/25		551,202	554,578
KUEHG Corp., 2018 Incremental Term Loan, 5.69%, (3-month LIBOR plus 3.75%), 2/21/25		191,883	193,059
			747,637
Diversified Financial Services — 0.2%
IG Investment Holdings, LLC, 2018 1st Lien Term Loan, 5.65%, (1-month LIBOR plus 4.00%), 5/23/25		344,332	346,362
TNS, Inc., 2013 Term Loan B, 5.78%, (3-month LIBOR plus 4.00%), 8/14/22		242,179	235,419
			581,781
Diversified Telecommunication Services — 1.3%
Connect Finco Sarl, Term Loan B, 6.15%, (1-month LIBOR plus 4.50%), 12/11/26(10)		600,000	604,734
Frontier Communications Corp., 2017 Term Loan B1, 5.40%, (1-month LIBOR plus 3.75%), 6/15/24		474,197	479,662
Intelsat Jackson Holdings S.A., 2017 Term Loan B3, 5.68%, (6-month LIBOR plus 3.75%), 11/27/23		1,099,619	1,097,447
Windstream Services LLC, Repriced Term Loan B6, 9.75%, (Prime plus 5.00%), 3/29/21(6)		1,323,523	1,288,073
			3,469,916
Electronic Equipment, Instruments and Components — 0.2%
Electrical Components International, Inc., 2018 1st Lien Term Loan, 6/26/25(9)		498,734	472,551
Energy Equipment and Services — 0.2%
McDermott Technology Americas, Inc., 2018 1st Lien Term Loan, 6.94%, (3-month LIBOR plus 5.00%), 5/9/25		696,456	436,155
Equity Real Estate Investment Trusts (REITs) — 0.1%
Communications Sales & Leasing, Inc., 2017 Term Loan B, 6.65%, (1-month LIBOR plus 5.00%), 10/24/22		215,885	215,211
Food and Staples Retailing — 1.0%
Casino Guichard-Perrachon, EUR Term Loan B, 5.50%, (3-month EURIBOR plus 5.50%), 1/31/24	EUR	1,500,000	1,681,815
General Nutrition Centers, Inc., FILO Term Loan, 8.65%, (1-month LIBOR plus 7.00%), 12/31/22		$1,000,000	1,002,345
Moran Foods LLC, Term Loan, 9.78%, (3-month LIBOR plus 6.75%), 12/5/23		128,950	28,830
			2,712,990
Food Products — 0.1%
Froneri International PLC, 2020 EUR 2nd Lien Term Loan, 1/28/28(9)	EUR	200,000	226,593
Health Care Equipment and Supplies — 0.3%
Lifescan Global Corporation, 2018 1st Lien Term Loan, 8.06%, (6-month LIBOR plus 6.00%), 10/1/24		$946,565	907,964
Health Care Providers and Services — 0.7%
Envision Healthcare Corporation, 2018 1st Lien Term Loan, 5.40%, (1-month LIBOR plus 3.75%), 10/10/25		247,500	209,311
Kindred Healthcare LLC, 2018 1st Lien Term Loan, 6.69%, (1-month LIBOR plus 5.00%), 7/2/25		700,864	707,000
Tivity Health Inc, Term Loan A, 5.90%, (1-month LIBOR plus 4.25%), 3/8/24		825,000	828,093
			1,744,404
Hotels, Restaurants and Leisure — 1.0%
Areas Worldwide SA, EUR Term Loan B, 4.75%, (6-month EURIBOR plus 4.75%), 7/2/26	EUR	1,000,000	1,117,229
Mohegan Tribal Gaming Authority, 2016 Term Loan A, 5.40%, (1-month LIBOR plus 3.75%), 10/13/21		$460,153	458,427
Playtika Holding Corp, Term Loan B, 7.65%, (1-month LIBOR plus 6.00%), 12/10/24		1,000,000	1,012,500
			2,588,156
Insurance — 0.1%
Asurion LLC, 2017 2nd Lien Term Loan, 8.15%, (1-month LIBOR plus 6.50%), 8/4/25		400,000	406,874

Interactive Media and Services — 0.3%
MH Sub I, LLC, 2017 1st Lien Term Loan, 5.40%, (1-month LIBOR plus 3.75%), 9/13/24		753,155	754,364
Internet and Direct Marketing Retail — 0.7%
Getty Images, Inc., 2019 EUR Term Loan B, 5.00%, (1-month EURIBOR plus 5.00%), 2/19/26	EUR	1,000,000	1,097,033
Lands' End, Inc., Term Loan B, 4.90%, (1-month LIBOR plus 3.25%), 4/2/21		$887,860	875,097
			1,972,130
IT Services — 0.6%
Blackhawk Network Holdings, Inc, 2018 1st Lien Term Loan, 4.65%, (1-month LIBOR plus 3.00%), 6/15/25		489,950	491,393
OVH Groupe, EUR Term Loan B, 3.25%, (1-month EURIBOR plus 3.25%), 12/4/26	EUR	1,000,000	1,115,981
			1,607,374
Media — 0.1%
Checkout Holding Corp., First Out Term Loan, 9.16%, (1-month LIBOR plus 7.50%), 2/15/23		$44,312	34,638
Checkout Holding Corp., Last Out Term Loan, 1-month LIBOR plus 1.00% Cash and 9.50% PIK, 8/15/23		59,142	23,382
Gamma Infrastructure III B.V., EUR 1st Lien Term Loan B, 3.50%, (6-month EURIBOR plus 3.50%), 1/9/25	EUR	163,587	181,541
			239,561
Oil, Gas and Consumable Fuels — 0.9%
California Resources Corporation, 2017 1st Lien Term Loan, 6.40%, (1-month LIBOR plus 4.75%), 12/31/22		$750,000	684,611
Chesapeake Energy Corporation, 2019 Last Out Term Loan, 9.93%, (3-month LIBOR plus 8.00%), 6/24/24		1,000,000	1,010,000
Murray Energy Corporation, 2018 Term Loan B2, 10/17/22(5)(6)		868,059	163,074
Murray Energy Corporation, DIP Term Loan, 13.00%, (1-month LIBOR plus 11.00%), 7/31/20		274,514	277,373
Murray Energy Corporation, DIP Term Loan, 13.00%, (1-month LIBOR plus 11.00%), 7/31/20		205,886	208,030
			2,343,088
Pharmaceuticals — 0.1%
Alvogen Pharma US, Inc., 2018 Term Loan B, 6.40%, (1-month LIBOR plus 4.75%), 4/2/22		237,359	210,656
Road and Rail — 0.2%
Daseke, Inc., 2017 Term Loan B, 6.65%, (1-month LIBOR plus 5.00%), 2/27/24		493,703	492,468
Software — 0.7%
Castle US Holding Corporation, USD Term Loan B, 1/27/27(9)		1,111,111	1,104,627
Weld North Education, LLC, Term Loan B, 6.20%, (3-month LIBOR plus 4.25%), 2/15/25		632,170	636,121
			1,740,748
Specialty Retail — 0.6%
Jo-Ann Stores, Inc., 2016 Term Loan, 6.66%, (1-month LIBOR plus 5.00%), 10/20/23		497,332	364,793
Party City Holdings Inc., 2018 Term Loan B, 8/19/22(9)		398,313	373,793
PetSmart, Inc., Consenting Term Loan, 5.67%, (1-month LIBOR plus 4.00%), 3/11/22		394,191	393,848
Serta Simmons Bedding, LLC, 1st Lien Term Loan, 5.16%, (1-month LIBOR plus 3.50%), 11/8/23		109,637	72,224
Serta Simmons Bedding, LLC, 1st Lien Term Loan, 5.17%, (1-month LIBOR plus 3.50%), 11/8/23		383,975	252,944
			1,457,602
Textiles, Apparel and Luxury Goods — 0.3%
Strategic Partners Acquisition Corp., 2016 Term Loan, 5.40%, (1-month LIBOR plus 3.75%), 6/30/23		857,632	856,560
Wireless Telecommunication Services — 0.4%
Digicel International Finance Limited, 2017 Term Loan B, 5.34%, (6-month LIBOR plus 3.25%), 5/28/24		692,913	630,839
Sprint Communications, Inc., 2018 Term Loan B, 4.69%, (1-month LIBOR plus 3.00%), 2/2/24		492,513	486,974
			1,117,813
TOTAL BANK LOAN OBLIGATIONS (Cost $37,136,340)			36,057,790
COLLATERALIZED LOAN OBLIGATIONS — 12.2%
Ares XLI CLO Ltd., Series 2016-41A, Class D, VRN, 6.03%, (3-month LIBOR plus 4.20%), 1/15/29(1)		2,500,000	2,507,100
Ares XXXVII CLO Ltd., Series 2015-4A, Class CR, VRN, 4.48%, (3-month LIBOR plus 2.65%), 10/15/30(1)		750,000	727,884
Atrium XII, Series 2012-A, Class DR, VRN, 4.60%, (3-month LIBOR plus 2.80%), 4/22/27(1)		2,000,000	1,993,389

Ballyrock CLO Ltd., Series 2018-1A, Class C, VRN, 4.97%, (3-month LIBOR plus 3.15%), 4/20/31(1)	800,000	786,803
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, VRN, 2.60%, (3-month LIBOR plus 0.78%), 7/18/27(1)	409,034	408,639
BlueMountain CLO XXIII Ltd., Series 2018-23A, Class D, VRN, 4.72%, (3-month LIBOR plus 2.90%), 10/20/31(1)	500,000	490,634
Bowman Park CLO Ltd., Series 2014-1A, Class AR, VRN, 3.09%, (3-month LIBOR plus 1.18%), 11/23/25(1)	194,453	194,522
Carlyle Global Market Strategies CLO Ltd., Series 2014-1A, Class DR, VRN, 4.44%, (3-month LIBOR plus 2.60%), 4/17/31(1)	1,000,000	956,799
CIFC Funding Ltd., Series 2013-1A, Class DR, VRN, 8.49%, (3-month LIBOR plus 6.65%), 7/16/30(1)	1,000,000	995,239
Cutwater Ltd., Series 2014-2A, Class CR, VRN, 5.58%, (3-month LIBOR plus 3.75%), 1/15/27(1)	1,500,000	1,491,272
Gallatin CLO VIII Ltd., Series 2017-1A, Class D, VRN, 5.08%, (3-month LIBOR plus 3.25%), 7/15/27(1)	1,000,000	1,004,109
Garrison Funding Ltd., Series 2015-1A, Class CR, VRN, 5.81%, (3-month LIBOR plus 3.90%), 9/21/29(1)	1,000,000	999,802
Harbourview CLO VII Ltd., Series 2007-RA, Class D, VRN, 5.18%, (3-month LIBOR plus 3.36%), 7/18/31(1)	2,000,000	1,890,116
Jamestown CLO XI Ltd., Series 2018-11A, Class C, VRN, 5.09%, (3-month LIBOR plus 3.25%), 7/14/31(1)	1,000,000	997,720
JMP Credit Advisors CLO IIIR Ltd., Series 2014-1RA, Class D, VRN, 4.44%, (3-month LIBOR plus 2.60%), 1/17/28(1)	1,000,000	965,754
Madison Park Funding XV Ltd., Series 2014-15A, Class DR, VRN, 7.23%, (3-month LIBOR plus 5.44%), 1/27/26(1)	1,750,000	1,738,311
Midocean Credit CLO VII, Series 2017-7A, Class D, VRN, 5.71%, (3-month LIBOR plus 3.88%), 7/15/29(1)	1,500,000	1,505,689
Milos CLO Ltd., Series 2017-1A, Class D, VRN, 5.22%, (3-month LIBOR plus 3.40%), 10/20/30(1)	500,000	500,783
Mountain View CLO Ltd., Series 2015-9A, Class CR, VRN, 4.95%, (3-month LIBOR plus 3.12%), 7/15/31(1)	1,000,000	977,110
Northwoods Capital XVI Ltd., Series 2017-16A, Class D, VRN, 5.06%, (3-month LIBOR plus 3.15%), 11/15/30(1)	1,000,000	938,387
OCP CLO Ltd., Series 2015-8A, Class CR, VRN, 4.64%, (3-month LIBOR plus 2.80%), 4/17/27(1)	1,250,000	1,251,230
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class A1, VRN, 3.14%, (3-month LIBOR plus 1.32%), 3/17/30(1)	750,000	750,227
TICP CLO I Ltd., Series 2015-1A, Class F, VRN, 8.52%, (3-month LIBOR plus 6.70%), 7/20/27(1)	500,000	430,563
TICP CLO I-2 Ltd., Series 2018-IA, Class C, VRN, 4.83%, (3-month LIBOR plus 3.04%), 4/26/28(1)	1,000,000	967,208
TICP CLO VI Ltd., Series 2016-6A, Class DR, VRN, 5.13%, (3-month LIBOR plus 3.30%), 1/15/29(1)	1,000,000	991,742
TICP CLO X Ltd., Series 2018-10A, Class D, VRN, 4.62%, (3-month LIBOR plus 2.80%), 4/20/31(1)	1,000,000	972,115
Venture XVI CLO Ltd., Series 2014-16A, Class DRR, VRN, 4.34%, (3-month LIBOR plus 2.51%), 1/15/28(1)	1,000,000	922,200
Venture XVIII CLO Ltd., Series 2014-18A, Class DR, VRN, 4.93%, (3-month LIBOR plus 3.10%), 10/15/29(1)	1,000,000	955,998
Venture XXIV CLO Ltd., Series 2016-24A, Class E, VRN, 8.54%, (3-month LIBOR plus 6.72%), 10/20/28(1)	1,000,000	976,070
Voya CLO Ltd., Series 2014-1A, Class DR2, VRN, 7.82%, (3-month LIBOR plus 6.00%), 4/18/31(1)	500,000	485,544
York CLO-3 Ltd., Series 2016-1A, Class ER, VRN, 8.22%, (3-month LIBOR plus 6.40%), 10/20/29(1)	1,375,000	1,337,822
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $32,683,156)		32,110,781
COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.1%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class F, VRN, 4.50%, (1-month LIBOR plus 2.83%), 9/15/34(1)	1,000,000	1,006,872
Ashford Hospitality Trust, Series 2018-ASHF, Class E, VRN, 4.78%, (1-month LIBOR plus 3.10%), 4/15/35(1)	1,500,000	1,508,041
BBCMS Trust, Series 2018-CBM, Class D, VRN, 4.07%, (1-month LIBOR plus 2.39%), 7/15/37(1)	1,000,000	1,002,986
BX Commercial Mortgage Trust, Series 2019-IMC, Class E, VRN, 3.83%, (1-month LIBOR plus 2.15%), 4/15/34(1)(2)	2,490,000	2,505,487
BX Trust, Series 2017-SLCT, Class E, VRN, 4.83%, (1-month LIBOR plus 3.15%), 7/15/34(1)	1,700,000	1,710,222
BX Trust, Series 2017-SLCT, Class F, VRN, 5.93%, (1-month LIBOR plus 4.25%), 7/15/34(1)	850,000	850,015
BX Trust, Series 2018-BILT, Class E, VRN, 4.10%, (1-month LIBOR plus 2.42%), 5/15/30(1)	1,000,000	1,004,178
BX Trust, Series 2018-GW, Class F, VRN, 4.10%, (1-month LIBOR plus 2.42%), 5/15/35(1)	1,000,000	1,005,373
BXP Trust, Series 2017-CQHP, Class E, VRN, 4.68%, (1-month LIBOR plus 3.00%), 11/15/34(1)	1,000,000	1,001,454
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, VRN, 2.75%, (1-month LIBOR plus 1.07%), 12/15/37(1)	900,000	903,496
CHT Mortgage Trust, Series 2017-CSMO, Class F, VRN, 5.42%, (1-month LIBOR plus 3.74%), 11/15/36(1)	1,000,000	1,006,578
Great Wolf Trust, Series 2019-WOLF, Class E, VRN, 4.41%, (1-month LIBOR plus 2.73%), 12/15/36(1)	1,000,000	1,004,901
GS Mortgage Securities Corp. II, Series 2012-TMSQ, Class D, VRN, 3.57%, 12/10/30(1)	1,422,000	1,447,393

GS Mortgage Securities Corp. Trust, Series 2017-500K, Class F, VRN, 3.48%, (1-month LIBOR plus 1.80%), 7/15/32(1)	1,000,000	1,002,544
Hawaii Hotel Trust, Series 2019-MAUI, Class F, VRN, 4.43%, (1-month LIBOR plus 2.75%), 5/15/38(1)	1,300,000	1,306,133
Hilton Orlando Trust, Series 2018-ORL, Class E, VRN, 4.33%, (1-month LIBOR plus 2.65%), 12/15/34(1)	1,000,000	1,005,043
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class D, VRN, 3.88%, 1/5/31(1)	1,000,000	1,028,792
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-PHH, Class D, VRN, 3.39%, (1-month LIBOR plus 1.71%), 6/15/35(1)	1,000,000	1,002,434
Lone Star Portfolio Trust, Series 2015-LSP, Class E, VRN, 7.53%, (1-month LIBOR plus 5.85%), 9/15/28(1)	1,196,214	1,201,792
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, VRN, 5.07%, 4/15/47(1)	1,250,000	1,315,804
Morgan Stanley Capital I Trust, Series 2018-BOP, Class F, VRN, 4.18%, (1-month LIBOR plus 2.50%), 8/15/33(1)	1,000,000	1,001,508
Palisades Center Trust, Series 2016-PLSD, Class D, 4.74%, 4/13/33(1)	1,575,000	1,532,919
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $26,101,000)		26,353,965
EXCHANGE-TRADED FUNDS — 5.4%
iShares Mortgage Real Estate ETF	143,320	6,608,485
iShares US Financials ETF	18,820	2,575,894
iShares US Technology ETF	11,192	2,710,814
SPDR S&P Oil & Gas Exploration & Production ETF	110,200	2,111,432
TOTAL EXCHANGE-TRADED FUNDS (Cost $13,484,293)		14,006,625
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.8%
Private Sponsor Collateralized Mortgage Obligations — 1.4%
Bear Stearns Asset Backed Securities I Trust, Series 2004-AC6, Class A2, VRN, 2.06%, (1-month LIBOR plus 0.40%), 11/25/34	898,723	824,613
COLT 2019-1 Mortgage Loan Trust, Series 2019-1, Class A2 SEQ, VRN, 3.91%, 3/25/49(1)	775,875	785,019
COLT Mortgage Loan Trust, Series 2019-2, Class A2 SEQ, VRN, 3.44%, 5/25/49(1)	456,766	460,845
Connecticut Avenue Securities Trust, Series 2019-R03, Class 1M2, VRN, 3.81%, (1-month LIBOR plus 2.15%), 9/25/31(1)	1,000,000	1,010,629
Sequoia Mortgage Trust, Series 2018-CH4, Class A19, VRN, 4.50%, 10/25/48(1)	189,650	194,857
Sequoia Mortgage Trust, Series 2019-CH1, Class A19, VRN, 4.50%, 3/25/49(1)	429,479	445,147
		3,721,110
U.S. Government Agency Collateralized Mortgage Obligations — 2.4%
FHLMC, Series 2015-DN1, Class M3, VRN, 5.81%, (1-month LIBOR plus 4.15%), 1/25/25	1,053,653	1,100,822
FHLMC, Series 2015-HQA2, Class M2, VRN, 4.46%, (1-month LIBOR plus 2.80%), 5/25/28	743,880	747,696
FNMA, Series 2016-C06, Class 1M2, VRN, 5.91%, (1-month LIBOR plus 4.25%), 4/25/29	1,500,000	1,610,107
FNMA, Series 2017-C06, Class 1M2, VRN, 4.31%, (1-month LIBOR plus 2.65%), 2/25/30	1,000,000	1,028,720
FNMA, Series 2018-C03, Class 1M2, VRN, 3.81%, (1-month LIBOR plus 2.15%), 10/25/30	1,000,000	1,019,203
GNMA, Series 2012-87, IO, VRN, 0.46%, 8/16/52	4,616,438	95,749
GNMA, Series 2012-99, IO, SEQ, VRN, 0.52%, 10/16/49	3,915,610	98,249
GNMA, Series 2014-126, IO, SEQ, VRN, 0.73%, 2/16/55	3,988,459	180,018
GNMA, Series 2014-126, IO, SEQ, VRN, 0.93%, 2/16/55	4,908,873	260,242
GNMA, Series 2015-85, IO, VRN, 0.53%, 7/16/57	5,494,332	201,257
		6,342,063
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,615,166)		10,063,173
PREFERRED STOCKS — 3.0%
Equity Real Estate Investment Trusts (REITs) — 2.8%
American Homes 4 Rent, 5.875%	16,533	444,572
American Homes 4 Rent, 5.875%	12,100	319,198
American Homes 4 Rent, 6.25%	18,341	503,460
Colony Capital, Inc., 7.125%	13,246	317,772
Digital Realty Trust, Inc., 5.25%	19,677	520,457
Monmouth Real Estate Investment Corp., 6.125%	26,999	679,295

Pebblebrook Hotel Trust, 6.30%		19,801	522,152
Pebblebrook Hotel Trust, 6.375%		10,404	274,041
PS Business Parks, Inc., 5.20%		15,234	403,549
PS Business Parks, Inc., 5.25%		14,944	397,361
Public Storage, 4.90%		22,882	592,644
Public Storage, 5.125%		4,181	109,835
QTS Realty Trust, Inc., 7.125%		15,590	435,741
Rexford Industrial Realty, Inc., 5.875%		14,501	379,564
Rexford Industrial Realty, Inc., 5.875%		8,200	214,594
Spirit Realty Capital, Inc., 6.00%		12,776	340,991
Summit Hotel Properties, Inc., 6.25%		14,165	379,480
Vornado Realty Trust, 5.40%		16,384	417,628
			7,252,334
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
Invesco Mortgage Capital, Inc., 7.50%		14,002	380,154
MFA Financial, Inc., 7.50%		7,705	199,868
			580,022
TOTAL PREFERRED STOCKS (Cost $7,395,545)			7,832,356
CONVERTIBLE BONDS†
Energy Equipment and Services†
CHC Group LLC / CHC Finance Ltd., 0.00%, 10/1/20 (Acquired 3/13/17, Cost $104,664)(2)(4)(11) (Cost $104,664)		114,377	31,453
TEMPORARY CASH INVESTMENTS — 6.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $17,415,280)		17,415,280	17,415,280
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 106.6% (Cost $277,590,143)			279,834,829
CORPORATE BONDS SOLD SHORT — (4.6)%
Commercial Services and Supplies — (1.3)%
ADT Security Corp. (The), 4.125%, 6/15/23		(1,000,000)	(1,009,584)
GFL Environmental, Inc., 144A, 5.375%, 3/1/23		(1,000,000)	(1,023,750)
Pitney Bowes, Inc., 4.625%, 3/15/24		(1,500,000)	(1,428,127)
			(3,461,461)
Distributors — (0.4)%
Core & Main LP, 144A, 6.125%, 8/15/25		(1,000,000)	(1,029,860)
Energy Equipment and Services — (0.4)%
Precision Drilling Corp., 144A, 7.125%, 1/15/26		(1,000,000)	(952,848)
Household Durables — (0.4)%
Lennar Corp., 4.75%, 5/30/25		(1,000,000)	(1,094,025)
Oil, Gas and Consumable Fuels — (0.8)%
Continental Resources, Inc., 4.375%, 1/15/28		(1,000,000)	(1,056,424)
EQT Corp., 3.00%, 10/1/22		(1,000,000)	(963,441)
			(2,019,865)
Personal Products — (0.3)%
Coty, Inc., 144A, 6.50%, 4/15/26		(700,000)	(731,517)
Road and Rail — (1.0)%
Loxam SAS, 3.25%, 1/14/25	EUR	(1,000,000)	(1,134,905)
United Rentals North America, Inc., 6.50%, 12/15/26		$(1,400,000)	(1,523,340)
			(2,658,245)
TOTAL CORPORATE BONDS SOLD SHORT (Proceeds $11,896,485)			(11,947,821)

EXCHANGE-TRADED FUNDS SOLD SHORT — (1.6)%
SPDR S&P 500 ETF Trust (Proceeds $4,001,127)	(12,825)	(4,126,187)
CONVERTIBLE BONDS SOLD SHORT — (0.8)%
Automobiles — (0.8)%
Tesla, Inc., 1.25%, 3/1/21 (Proceeds $1,255,942)	(1,200,000)	(2,208,578)
COMMON STOCKS SOLD SHORT†
Pharmaceuticals†
Dr Reddy's Laboratories Ltd. ADR (Proceeds $101,043)	(2,650)	(115,752)
TOTAL SECURITIES SOLD SHORT (Proceeds $17,254,597)		(18,398,338)
OTHER ASSETS AND LIABILITIES — 0.4%		1,153,341
TOTAL NET ASSETS — 100.0%		$262,589,832

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,556,789	EUR	5,020,000	State Street Bank and Trust Co.	3/30/20	$(29,464)
USD	1,107,663	EUR	1,003,000	State Street Bank and Trust Co.	3/30/20	(8,475)
						$(37,939)

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	66	March 2020	$3,300	$10,639,200	$(86,730)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 31	Buy	(5.00)%	12/20/23	$16,800,000	$(603,620)	$(807,589)	$(1,411,209)

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CDX	-	Credit Derivatives Indexes
EUR	-	Euro
EURIBOR	-	Euro Interbank Offered Rate
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
IO	-	Interest Only
LIBOR	-	London Interbank Offered Rate
PIK	-	Payment in Kind. Security may pay a cash rate and/or an in kind rate.
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $137,594,663, which represented 52.4% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts, securities sold short and/or swap agreements. At the period end, the aggregate value of securities pledged was $39,357,222.

(3)	The security's rate was paid in cash at the last payment date.

(4)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $612,454, which represented 0.2% of total net assets.

(5)	Non-income producing.

(6)	Security is in default.

(7)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(8)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.

(9)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(10)	Bank loan obligation includes unfunded delayed draw commitments. The principal amount and value of these unfunded commitments at the period end were $354,633 and $357,431, respectively.

(11)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Exchange-traded notes and equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Asset-Backed Securities	—	47,489,988	—
Corporate Bonds	—	45,341,634	—
Common Stocks	34,370,036	8,761,748	—
Bank Loan Obligations	—	36,057,790	—
Collateralized Loan Obligations	—	32,110,781	—
Commercial Mortgage-Backed Securities	—	26,353,965	—
Exchange-Traded Funds	14,006,625	—	—
Collateralized Mortgage Obligations	—	10,063,173	—
Preferred Stocks	7,452,792	379,564	—
Convertible Bonds	—	31,453	—
Temporary Cash Investments	17,415,280	—	—
	73,244,733	206,590,096	—
Liabilities
Securities Sold Short
Corporate Bonds Sold Short	—	11,947,821	—
Exchange-Traded Funds Sold Short	4,126,187	—	—
Convertible Bonds Sold Short	—	2,208,578	—
Common Stocks Sold Short	115,752	—	—
	4,241,939	14,156,399	—
Other Financial Instruments
Futures Contracts	86,730	—	—
Swap Agreements	—	1,411,209	—
Forward Foreign Currency Exchange Contracts	—	37,939	—
	86,730	1,449,148	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.